Legal Proceedings, Contingencies and Commitments (Details) - USD ($) $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss Contingency, Settlement [Abstract]
Accrued reserve for contingent liabilities		$ 6	$ 2	$ 4
Tier 1 capital (to adjusted tangible assets), capitalized under prompt corrective action provision ratio (percent)		5.00%	5.00%	5.00%
Subsidiaries
Loss Contingency, Settlement [Abstract]
Tier 1 capital (to adjusted tangible assets), capitalized under prompt corrective action provision ratio (percent)		5.00%	5.00%	5.00%
Bancorp
Loss Contingency, Settlement [Abstract]
Cash dividends paid to parent company	$ 200
Bancorp | Senior Notes
Loss Contingency, Settlement [Abstract]
Debt Instrument, Face Amount	$ 250
DOJ Agreement | Subsidiaries
Loss Contingency, Settlement [Abstract]
Tier 1 capital (to adjusted tangible assets), capitalized under prompt corrective action provision ratio (percent)		11.00%
DOJ Agreement
Loss Contingency, Settlement [Abstract]
Litigation settlement payment amount		$ 118	$ 118
Litigation settlement liability		$ 60	$ 84	$ 82
Discount rate (percent)		7.20%
Litigation Settlement, Initial Payment		$ 15
DOJ Agreement | Subsequent Payments
Loss Contingency, Settlement [Abstract]
Litigation settlement payment amount		118
Litigation settlement, expense		$ 25
Litigation Settlement, Terms		33.30%